UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John W. Rosebrough
Title:
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ John W. Rosebrough         Indianapolis, IN          February 14, 2008
     ----------------------         ----------------          -----------------
          [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          167

Form 13F Information Table Value Total:  $   177,208
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Anheuser Busch Cos., Inc.      Common Stock    035229103       52     1,000  SH            YES                                  X
Avon Products, Inc.            Common Stock    054303102    3,297    83,400  SH            YES                                  X
CVS/Caremark Corp.             Common Stock    126650100    4,634   116,587  SH            YES                                  X
Colgate Palmolive Co.          Common Stock    194162103    5,838    74,883  SH            YES                                  X
General Mills                  Common Stock    370334104       86     1,500  SH            YES                                  X
Hain Celestial Group Inc.      Common Stock    405217100    2,377    74,293  SH            YES                                  X
Kellogg Co                     Common Stock    487836108      115     2,200  SH            YES                                  X
Kimberly-Clark Corp.           Common Stock    494368103    4,877    70,340  SH            YES                                  X
McCormick & Co.                Common Stock    579780206       76     2,000  SH            YES                                  X
Pepsico, Inc.                  Common Stock    713448108    6,297    82,971  SH            YES                                  X
Procter & Gamble Co.           Common Stock    742718109      278     3,788  SH            YES                                  X
Reddy Ice Holdings, Inc.       Common Stock    75734R105       52     2,050  SH            YES                                  X
Sysco Corporation              Common Stock    871829107    1,862    59,650  SH            YES                                  X
Wal-Mart Stores Inc.           Common Stock    931142103      162     3,406  SH            YES                                  X
Walgreen Company               Common Stock    931422109      376     9,880  SH            YES                                  X
Abbott Laboratories            Common Stock    002824100       43       760  SH            YES                                  X
Allergan, Inc.                 Common Stock    018490102      104     1,622  SH            YES                                  X
Amgen Inc.                     Common Stock    031162100    2,069    44,555  SH            YES                                  X
Bard C R Inc.                  Common Stock    067383109      114     1,200  SH            YES                                  X
Baxter International Inc.      Common Stock    071813109    4,359    75,083  SH            YES                                  X
Bristol-Myers Squibb Co.       Common Stock    110122108    4,221   159,152  SH            YES                                  X
Capital Senior Living Corp.    Common Stock    140475104       15     1,500  SH            YES                                  X
Covidien Ltd.                  Common Stock    G2552X108      371     8,375  SH            YES                                  X
Eli Lilly & Co.                Common Stock    532457108      663    12,422  SH            YES                                  X
Genentech Inc.                 Common Stock    368710406       93     1,380  SH            YES                                  X
Johnson & Johnson              Common Stock    478160104      468     7,010  SH            YES                                  X
Medco Health Solutions, Inc.   Common Stock    58405U102       75       737  SH            YES                                  X
Medtronic Inc.                 Common Stock    585055106    3,926    78,096  SH            YES                                  X
Merck & Company Inc.           Common Stock    589331107      231     3,967  SH            YES                                  X
Pfizer, Inc.                   Common Stock    717081103    1,560    68,652  SH            YES                                  X
St. Jude Medical Inc.          Common Stock    790849103       98     2,400  SH            YES                                  X
Teva Pharmaceutical ADR        ADR             881624209    1,162    25,000  SH            YES                                  X
UnitedHealth Group, Inc.       Common Stock    91324P102      123     2,110  SH            YES                                  X
Varian Medical Systems         Common Stock    92220P105       52     1,000  SH            YES                                  X
Wyeth (formerly American
  Home Products)               Common Stock    983024100       57     1,294  SH            YES                                  X
Black & Decker Corp.           Common Stock    091797100    2,844    40,839  SH            YES                                  X
Comcast Corp. New Class A      Common Stock    015860812      188    10,288  SH            YES                                  X
Disney (Walt)                  Common Stock    254687106    4,820   149,317  SH            YES                                  X
Hanebrands, Inc.               Common Stock    410345102      230     8,449  SH            YES                                  X
Home Depot Inc.                Common Stock    437076102       45     1,655  SH            YES                                  X
International Game
  Technology                   Common Stock    459902102       88     2,002  SH            YES                                  X
McGraw-Hill Cos., Inc.         Common Stock    580645109    3,789    86,493  SH            YES                                  X
NIKE, Inc. 'B'                 Common Stock    654106103      103     1,600  SH            YES                                  X
Nordstrom Inc.                 Common Stock    655664100       95     2,600  SH            YES                                  X
Penney J C Inc.                Common Stock    708160106       90     2,050  SH            YES                                  X
Reuters Holdings PLC ADR
  Class B                      ADR             76132M102       36       469  SH            YES                                  X
Sherwin Williams Co.           Common Stock    824348106       68     1,180  SH            YES                                  X
TJX Companies                  Common Stock    872540109       30     1,034  SH            YES                                  X
Target Corp.                   Common Stock    87612E106    4,433    88,651  SH            YES                                  X
Time Warner, Inc. (formerly
  AOL Time Warner              Common Stock    887317105      216    13,081  SH            YES                                  X
WABCO Holdings, Inc.           Common Stock    92927K102        1        21  SH            YES                                  X
3M Company                     Common Stock    88579Y101    1,855    22,000  SH            YES                                  X
Boeing Co.                     Common Stock    097023105      915    10,458  SH            YES                                  X
Burlington Northern
  Santa Fe Corp.               Common Stock    12189T104       50       600  SH            YES                                  X
Caterpillar Inc.               Common Stock    149123101       94     1,300  SH            YES                                  X
Crane Corp.                    Common Stock    224399105       51     1,200  SH            YES                                  X
Cummins Inc.                   Common Stock    231021106      178     1,400  SH            YES                                  X
General Dynamics Corp.         Common Stock    369550108       44       500  SH            YES                                  X
General Electric Co.           Common Stock    369604103    3,869   104,379  SH            YES                                  X
Honeywell International, Inc.  Common Stock    438516106    2,002    32,515  SH            YES                                  X
Idex Corp.                     Common Stock    45167R104       65     1,800  SH            YES                                  X
Kansas City Southern           Common Stock    485170302    4,222   122,990  SH            YES                                  X
Norfolk Southern Corp.         Common Stock    655844108       11       225  SH            YES                                  X
Raytheon Company               Common Stock    755111507       14       225  SH            YES                                  X
Sauer-Danfoss Inc.             Common Stock    804137107      125     5,000  SH            YES                                  X
Tyco International, Ltd.       Common Stock    G9143X208      342     8,635  SH            YES                                  X
United Technologies Corp.      Common Stock    913017109    4,736    61,874  SH            YES                                  X
Automatic Data
  Processing Inc.              Common Stock    053015103       58     1,300  SH            YES                                  X
Cisco Systems Inc.             Common Stock    17275R102    3,512   129,745  SH            YES                                  X
EBay, Inc.                     Common Stock    278642103       35     1,059  SH            YES                                  X
Google, Inc.                   Common Stock    38259P508      156       226  SH            YES                                  X
Hewlett-Packard Co.            Common Stock    428236103       26       522  SH            YES                                  X
Intel Corp.                    Common Stock    458140100    2,319    86,985  SH            YES                                  X
International Business
  Machines Corp.               Common Stock    459200101    3,344    30,938  SH            YES                                  X
Intuit Inc.                    Common Stock    461202103       98     3,108  SH            YES                                  X
Microsoft Corp.                Common Stock    594918104    5,924   166,416  SH            YES                                  X
Motorola Inc.                  Common Stock    620076109       29     1,835  SH            YES                                  X
Nokia Corp. ADR                ADR             654902204       48     1,260  SH            YES                                  X
Oracle Corp.                   Common Stock    68389X105      550    24,379  SH            YES                                  X
Paychex, Inc.                  Common Stock    704326107    3,292    90,896  SH            YES                                  X
Qualcomm Inc.                  Common Stock    747525103      145     3,680  SH            YES                                  X
Research in Motion             Common Stock    760975102       91       801  SH            YES                                  X
Sandisk Corp.                  Common Stock    80004C101       33     1,009  SH            YES                                  X
Seagate Technology             Common Stock    G7945J104       94     3,678  SH            YES                                  X
Texas Instruments Inc.         Common Stock    882508104       56     1,691  SH            YES                                  X
Western Union                  Common Stock    959802109       59     2,418  SH            YES                                  X
BP PLC ADR                     ADR             055622104      280     3,822  SH            YES                                  X
Buckeye Partners L.P.          Common Stock    118230101      198     4,000  SH            YES                                  X
Calumet Specialty Product
  Partners                     Common Stock    131476103      152     4,100  SH            YES                                  X
Canadian Natural
  Resources Ltd.               Common Stock    136385101      282     3,850  SH            YES                                  X
Chevron Corp.(formerly
  ChevronTexaco Corp)          Common Stock    166764100      141     1,511  SH            YES                                  X
ConocoPhillips                 Common Stock    20825C104    1,798    20,366  SH            YES                                  X
Duncan Energy Partners L.P.    Common Stock    265026104       70     3,200  SH            YES                                  X
EnCana Corp.                   Common Stock    292505104    6,527    96,040  SH            YES                                  X
Enbridge Energy Partners L.P.  Common Stock    29250R106      227     4,500  SH            YES                                  X
Enterprise Products
  Partners L.P.                Common Stock    293792107      321    10,077  SH            YES                                  X
Exxon Mobil Corp.              Common Stock    30231G102    7,621    81,343  SH            YES                                  X
Ferrell Gas Partners L.P.      Common Stock    315293100      121     5,500  SH            YES                                  X
Groupe Bruxelles Lambert       Common Stock    012729626      116       900  SH            YES                                  X
Holly Energy Partners L.P.     Common Stock    435763107       79     1,800  SH            YES                                  X
Kinder Morgan Energy
  Partners L.P.                Common Stock    494550106      669    12,400  SH            YES                                  X
Magellan Midstream
  Partners L.P.                Common Stock    559080106      208     4,800  SH            YES                                  X
Marathon Oil Corp.
  (formerly USX-Marathon)      Common Stock    565849106      210     3,456  SH            YES                                  X
Nabor Industries Ltd.          Common Stock    G6359F103    3,379   123,360  SH            YES                                  X
National Oilwell Varco, Inc.   Common Stock    637071101    8,590   116,930  SH            YES                                  X
Nustar Energy L.P.             Common Stock    67058H102      513     9,627  SH            YES                                  X
Occidental Petroleum Corp.     Common Stock    674599105      135     1,750  SH            YES                                  X
Oneok Partners, L.P.           Common Stock    68268N103      245     4,000  SH            YES                                  X
Plains All American
  Pipeline L.P.                Common Stock    726503105      208     4,000  SH            YES                                  X
Schlumberger Ltd.              Common Stock    806857108      148     1,500  SH            YES                                  X
Suburban Propane
  Partners, L.P.               Common Stock    864482104      446    11,000  SH            YES                                  X
TC Pipelines, L.P.             Common Stock    87233Q108      297     8,200  SH            YES                                  X
Teppco Partners, L.P.          Common Stock    872384102      364     9,500  SH            YES                                  X
Transocean Inc.                Common Stock    G90078109      499     3,486  SH            YES                                  X
Alcoa Inc.                     Common Stock    013817101       29       800  SH            YES                                  X
Anglo American plc             ADR             03485P201       66     2,184  SH            YES                                  X
Anglogold Ashanti
  Ltd new ADR                  ADR             035128206       17       400  SH            YES                                  X
Dow Chemical                   Common Stock    260543103       55     1,400  SH            YES                                  X
Martin Marietta
  Materials Inc.               Common Stock    573284106       93       700  SH            YES                                  X
MeadWestvaco Corp.             Common Stock    583334107      454    14,494  SH            YES                                  X
Praxair Inc.                   Common Stock    74005P104    3,931    44,318  SH            YES                                  X
Rayonier Inc.                  Common Stock    754907103       50     1,050  SH            YES                                  X
Sigma-Aldrich Corp.            Common Stock    826552101       44       800  SH            YES                                  X
A F L A C Inc.                 Common Stock    001055102    6,927   110,607  SH            YES                                  X
Allstate Corp                  Common Stock    020002101       22       418  SH            YES                                  X
American Express Co.           Common Stock    025816109      109     2,094  SH            YES                                  X
American International
  Group, Inc.                  Common Stock    026874107       52       896  SH            YES                                  X
Ameriprise Financial Inc.      Common Stock    03076C106        7       124  SH            YES                                  X
Anchor Bancorp
  Wisconsin Inc.               Common Stock    032839102       55     2,355  SH            YES                                  X
Bank of America Corp.          Common Stock    060505104       80     1,929  SH            YES                                  X
CBL & Associates
  Properties Inc.              Common Stock    124830100       24     1,000  SH            YES                                  X
CME Group Inc.(Chicago
  Mercantile Hldings)          Common Stock    12572Q105      102       148  SH            YES                                  X
Citigroup Inc.                 Common Stock    172967101    1,709    58,036  SH            YES                                  X
Developers Diversified
  Realty Corp.                 Common Stock    251591103       19       500  SH            YES                                  X
Entertainment Properties
  Trust SBI                    Common Stock    29380T105      165     3,500  SH            YES                                  X
Fannie Mae                     Common Stock    313586109    1,794    44,878  SH            YES                                  X
Federal Home Loan Mtg Corp.
  (Freddie Mac)                Common Stock    313400301        7       198  SH            YES                                  X
Genworth Financial Inc.
  Class A                      Common Stock    37247D106        7       275  SH            YES                                  X
Goldman Sachs Group Inc.       Common Stock    38141G104      268     1,245  SH            YES                                  X
Intercontinental
  Exchange, Inc.               Common Stock    45865V100      144       750  SH            YES                                  X
J.P. Morgan Chase & Co.        Common Stock    46625H100      112     2,565  SH            YES                                  X
Morgan Stanley                 Common Stock    617446448        6       114  SH            YES                                  X
Plum Creek Timber Co. Inc.     Common Stock    729251108      193     4,200  SH            YES                                  X
State Street Corp.             Common Stock    857477103       67       820  SH            YES                                  X
TSX Group Inc.                 Common Stock    015788321       87     1,625  SH            YES                                  X
Travelers Cos Inc.(St.
  Paul Travelers Cos)          Common Stock    89417E109        7       135  SH            YES                                  X
Wachovia Corp.                 Common Stock    929903102    2,697    70,920  SH            YES                                  X
Wells Fargo & Co.              Common Stock    949746101    2,755    91,256  SH            YES                                  X
Allegheny Energy Inc.          Common Stock    017361106      159     2,500  SH            YES                                  X
CMS Energy Corp.               Common Stock    125896100       17     1,000  SH            YES                                  X
Edison International           Common Stock    281020107       48       900  SH            YES                                  X
Korea Electric Power
  Corp. ADR                    ADR             500631106       56     2,700  SH            YES                                  X
Questar Corp.                  Common Stock    748356102    4,446    82,190  SH            YES                                  X
Sierra Pacific Resources new   Common Stock    826428104       51     3,000  SH            YES                                  X
Vectren Corporation            Common Stock    92240G101       29     1,000  SH            YES                                  X
AT&T Inc.                      Common Stock    00206R102    5,914   142,301  SH            YES                                  X
Crown Castle
  International Corp.          Common Stock    228227104       63     1,503  SH            YES                                  X
Standard & Poor's
  Depositary Receipts          ETF             78462F103      561     3,838  SH            YES                                  X
Corn Products Inc              Common Stock    011549250        4       100  SH            YES                                  X
CTI Group Holdings             Common Stock    010730511        9    31,570  SH            YES                                  X
Cybex International            Common Stock                     0       100  SH            YES                                  X
Dell Inc.                      Common Stock    017349236        2       100  SH            YES                                  X
Emerson Electric Co.           Common Stock    009808248    1,009    17,803  SH            YES                                  X
Healthsouth Inc.               Common Stock    027327842        4       193  SH            YES                                  X
Vion Pharmaceuticals           Common Stock    011515266        0       750  SH            YES                                  X
Streettracks Gold Trust        ETF             863307104    3,111    37,722  SH            YES                                  X
Dreyfus Strategic              Bond Mutual
  Municipals, Inc.              Fund           261932107       25     3,000  SH            YES                                  X